INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES [abstract]
Loss before income taxes	$ (5,424)	$ (4,476)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$ (1,464)	$ (1,209)
Difference between Canadian and foreign tax rate	(128)	323
Permanent differences	890	1,490
Changes in unrecognized deferred tax assets	761	814
Other adjustments	(7)	589
Total income tax expense	52	1,361
Current income tax expense	52	1,227
Deferred income tax expense	$ 0	$ 134